Non-controlling interests	12 Months Ended
Dec. 31, 2019
29. Non-controlling interests
Non-controlling interests

The notes included in this section focus on the Barclays Bank Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Bank Group maintains sufficient capital to meet our regulatory requirements refer to page 40.

29 Non-controlling interests

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Other non-controlling interests	-	-	-	2	-	-